Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Income (Loss) Attributable to Parent	$ (3,790,132)	$ (1,531,845)	$ (17,144,531)	$ 20,117,773
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Gain on debt extinguishment of Paycheck Protection Program SBA Loan	(116,661)	(665,596)	(665,596)
Depreciation, Depletion and Amortization	1,385,427	494,850	1,488,614	383,142
Amortization of right-of-use assets	73,016	82,518	164,983	165,036
Share-based Payment Arrangement, Noncash Expense	1,467,461	782,546	2,314,682	1,295,423
Gain on sale of equipment	(14,278)	(5,488)	(5,488)	(2,252)
Change in fair value of warrant liabilities	(9,579,652)		4,151,068
Changes in operating assets and liabilities
Accounts receivable	(1,601,964)	3,460,893	12,558,790	(17,750,762)
Prepaid expenses	(1,191,944)	847,781	513,363	(1,151,130)
Right-of-use assets - operating lease	(36,056)	(34,907)	(63,626)	215,122
Accounts payable	485,058	(1,877,260)	(2,935,521)	5,211,593
Deferred income				100,000
Due to related party	(2,367)	(16,778)	(2,727)	10,528
Deferred grant income	(100,000)
Accrued expense and other current liabilities	(2,597,169)	1,530,885	3,384,573	1,410,322
Net cash provided by operating activities	(15,502,600)	3,067,599	3,758,584	10,004,795
Cash flows from investing activities:
Proceeds from Sale of Property, Plant, and Equipment	76,390			9,000
Purchases of equipment	(1,970,156)	(5,353,607)	(10,943,657)	(12,731,702)
Net cash used in investing activities	(1,893,766)	(5,353,607)	(10,943,657)	(12,722,702)
Cash flows from financing activities:
Payments related to the Forward Share Purchase Agreement	(5,521,246)
Proceeds from Business Combination, net of transaction costs			34,340,225
Proceeds from the sale of stock, net of issuance costs				9,900,206
Proceeds from Paycheck Protection Program SBA Loan				661,612
Payments on related party notes payable				(1,364,644)
Payments of notes payable			(24,143)	(32,506)
Principal payments on finance leases	(87,884)	(91,699)	(203,124)	(182,347)
Proceeds from exercise of stock options	76,971		6,750
Net cash provided by financing activities	(5,532,159)	(91,699)	34,119,708	8,982,321
Net increase in cash, cash equivalents, and restricted cash	(22,928,525)	(2,377,707)	26,934,635	6,264,414
Cash, cash equivalents, and restricted cash
Beginning of year	39,545,018	12,610,383	12,610,383	6,345,969
End of year	16,616,493	10,232,676	39,545,018	12,610,383
Supplemental disclosures
Cash paid for interest	$ 143,259	$ 149,626	294,459	469,151
Supplemental information on non-cash investing and finance activities:
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability			505,187	$ 1,773,135
Warrant liabilities assumed related to the Business Combination			6,569,062
Liabilities assumed related to the Forward Share Purchase Agreement			6,338,306
Financing fee liabilities assumed related to the Business Combination included in accrued expense and other current liabilities			3,100,000
Unpaid financing fees included in accrued expense and other current liabilities			$ 2,000,000